Segmental information - Summary of segment adjusted EBITDA represents adjusted EBITDA excluding unallocated corporate expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segmental information
Segment revenue	€ 877,621	€ 730,188	€ 561,202
Segment Adjusted EBITDA	274,338	211,444	187,862
Amortization of sport rights	(160,017)	(140,200)	(94,312)
Rest of the World revenue
Segmental information
Segment revenue	712,109	602,746	489,502
United states
Segmental information
Segment revenue	165,512	127,442	71,700
Reportable segments
Segmental information
Segment revenue	814,531	677,056	521,219
Segment Adjusted EBITDA	280,666	224,792	193,608
Amortization of sport rights	(158,830)	(140,200)	(94,312)
Reportable segments | United states
Segmental information
Segment revenue	165,512	127,442	71,700
Segment Adjusted EBITDA	18,893	(4,141)	(22,625)
Amortization of sport rights	(51,142)	(33,705)	(21,946)
All other segments
Segmental information
Segment revenue	63,090	53,132	39,983
Segment Adjusted EBITDA	(6,328)	(13,348)	(5,746)
Amortization of sport rights	(1,187)
Betting revenue | Rest of the World revenue
Segmental information
Segment revenue	466,823	389,092	309,357
Betting revenue | United states
Segmental information
Segment revenue	50,629	29,737	15,150
Betting revenue | Reportable segments | Rest of the World revenue
Segmental information
Segment revenue	466,823	389,092	309,357
Segment Adjusted EBITDA	209,562	182,439	176,987
Amortization of sport rights	(42,646)	(40,093)	(16,101)
Betting AV | Rest of the World revenue
Segmental information
Segment revenue	182,196	160,522	140,162
Betting AV | United states
Segmental information
Segment revenue	19,173	10,963	5,166
Betting AV | Reportable segments | Rest of the World revenue
Segmental information
Segment revenue	182,196	160,522	140,162
Segment Adjusted EBITDA	52,211	46,494	39,246
Amortization of sport rights	€ (65,042)	€ (66,402)	€ (56,266)